Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2021	425,436
Balance at Dec. 31, 2021	$ 426	$ 68,737,176	$ (64,375,898)	$ 4,361,704
Sale of common stock for cash (in shares)	117,166
Sale of common stock for cash	$ 117	27,727,077	0	27,727,194
Issuance of common stock upon warrant exercise (in shares)	1,203,495
Issuance of common stock upon warrant exercise	$ 1,203	7,624,931	0	$ 7,626,134
Issuance of common stock for services (in shares)	9,567			9,567
Issuance of common stock for services	$ 10	132,740	0	$ 132,750
Stock option expense	0	773,377		773,377
Net loss for the year ended	$ 0		(14,021,125)	(14,021,125)
Balance (in shares) at Dec. 31, 2022	1,755,664
Balance at Dec. 31, 2022	$ 1,756	104,995,301	(78,397,023)	26,600,034
Issuance of common stock upon warrant exercise (in shares)	197,467
Issuance of common stock upon warrant exercise	$ 197	4,062,245		$ 4,062,442
Issuance of common stock for services (in shares)	24,021			24,021
Issuance of common stock for services	$ 24	212,476	0	$ 212,500
Stock option expense		855,124	0	855,124
Net loss for the year ended	$ 0		(25,966,762)	(25,966,762)
Balance (in shares) at Dec. 31, 2023	1,977,152
Balance at Dec. 31, 2023	$ 1,977	$ 110,125,146	$ (104,363,785)	$ 5,763,338